Impairment losses and goodwill - Accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Impairment losses and goodwill
Percentage of recognition of goodwill relating to certain non-controlling interests (as a percent)	100.00%
Explanation of period over which management has projected cash flows	cash flow projections are based on three-to-five-year business plans
Cash flow projections, business plan term, bottom of range	3 years
Cash flow projections, business plan term, top of range	5 years